Variable Interest Entities and Securitizations (Consolidated Assets of Consolidated VIEs as well as Total Assets and Maximum Exposure to Loss for Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Variable Interest Entity [Line Items]
Total assets of MHFG	¥ 276,741,152	¥ 272,173,152	¥ 248,780,700
Significant unconsolidated VIEs- Maximum exposure to loss	1,521,000	1,209,000
Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	11,810,404	12,631,365
Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	5,823,000	6,497,000
Asset-backed commercial paper/loan programs
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	0	0
Asset-backed commercial paper/loan programs | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	3,387,000	3,370,000
Asset-backed commercial paper/loan programs | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	0	0
Asset-backed securitizations
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	100,000	96,000
Asset-backed securitizations | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	1,609,000	1,668,000
Asset-backed securitizations | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	181,000	175,000
Investments in securitization products
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	0	0
Investments in securitization products | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	384,000	385,000
Investments in securitization products | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	0	0
Investment funds
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	1,421,000	1,113,000
Investment funds | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	1,562,000	1,908,000
Investment funds | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	5,642,000	6,322,000
Trust arrangements and other
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	0	0
Trust arrangements and other | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	4,869,000	5,300,000
Trust arrangements and other | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	¥ 0	¥ 0